Expense Example - 100 U.S. Treasury Securities Money Market ETF - ETF	Nov. 21, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	$ 52